Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Revenue	$ 1,147,748	$ 1,926,008	$ 335,000
Expenses	(1,820,887)	(969,740)	(483,850)
Income tax expenses	(104,801)	(166,877)	(8,975)
Net (loss) income	$ (777,940)	$ 789,391	$ (157,825)